Subsequent Events (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended			0 Months Ended
	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Nov. 18, 2011 Common Stock [Member]	Oct. 28, 2011 Common Stock [Member]	Nov. 14, 2012 Seen On TV LLC [Member]	Nov. 14, 2012 November 2012 Offering Private Placement [Member]	Nov. 14, 2012 November 2012 Offering Private Placement [Member] Warrant [Member]	Nov. 14, 2012 November 2012 Offering Private Placement [Member] Common Stock [Member]	Nov. 14, 2012 12% Senior Secured Convertible Notes [Member] Warrant [Member]	Nov. 14, 2012 12% Senior Secured Convertible Notes [Member] Common Stock [Member]	Nov. 14, 2012 2012 Bridge Warrants [Member] Warrant [Member]	Nov. 14, 2012 2012 Bridge Warrants [Member] Common Stock [Member]	Aug. 09, 2012 EDiet Dot Com [Member]	Sep. 07, 2012 EDiet Dot Com [Member]
Subsequent Event [Line Items]
Number of shares issued for business acquisition																				19,077,252
Percent of securities acquired																				100.00%
Debt instrument, face amount												$ 1,500,000									$ 500,000
Interest rate																					12.00%
Units issued, quantity	6.9	243.1											61
Number of equity instruments within units														35,750	71,500
Exercise price of warrants		1.0						0.82	3.15					0.8		0.8		0.595
Units issued, per unit value		50,000											50,050
Units issued conversion quantity of shares										431,250	62,500
Proceeds from stock issuance, gross	$ 345,000	$ 12,155,000	$ 1,170,000	$ 12,500,000									$ 3,053,085
Stock issued during the period, shares					914,100	4,085,563					15,194,695	190,068		2,180,775	4,631,550	1,095,070	2,190,140
Warrants issuance			585,000
Period of time for exercising							5 years									3 years
Additional shares due to trigger																		13,343,138	5,735,149